UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07391

              ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Argentina - 1.2%
Government Obligations - 1.2%
Republic of Argentina
   4.01%, 8/03/12(a)(b)                          US$         779   $    695,089
   7.82%, 12/31/33                               EUR         481        558,470
   8.28%, 12/31/33(b)                            US$          33         31,715
                                                                   ------------
Total Argentinian Securities
   (cost $1,121,091)                                                  1,285,274
                                                                   ------------
Australia - 0.3%
Corporate Debt Obligations - 0.3%
Commonwealth Bank of Australia
   4.65%, 6/15/18(c)                                         150        143,316
SPI Electricity & Gas Australia Holdings Pty,
   Ltd.
   6.15%, 11/15/13(c)                                        160        172,520
                                                                   ------------
Total Australian Securities
   (cost $321,367)                                                      315,836
                                                                   ------------
Brazil - 2.6%
Corporate Debt Obligations - 0.4%
PF Export Receivables Master Trust
   6.44%, 6/01/15(c)                                         403        406,712
                                                                   ------------
Government Obligations - 2.2%
Federal Republic of Brazil
   10.50%, 7/14/14(b)                                        105        121,800
   12.00%, 4/15/10(b)                                      1,800      2,164,500
   12.75%, 1/15/20(b)                                         65         86,125
                                                                   ------------
                                                                      2,372,425
                                                                   ------------
Total Brazilian Securities
   (cost $1,894,686)                                                  2,779,137
                                                                   ------------
Canada - 1.2%
Corporate Debt Obligations - 1.2%
Abitibi-Consolidated, Inc.
   6.00%, 6/20/13(b)                                       1,275      1,188,938
West Fraser Timber Co., Ltd.
   5.20%, 10/15/14(c)                                         56         55,255
                                                                   ------------
Total Canadian Securities
   (cost $1,323,196)                                                  1,244,193
                                                                   ------------
Cayman Islands - 0.4%
Corporate Debt Obligation - 0.1%
Resona Preferred Global Securities Cayman, Ltd.
   7.19%, 7/30/15(a)(c)                                      100        102,139
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Preferred Stock - 0.3%
Ace, Ltd. Series C
   7.80%, 5/30/08(b)                                      13,000   $    349,050
                                                                   ------------
Total Cayman Islands Securities
   (cost $425,000)                                                      451,189
                                                                   ------------
Colombia - 0.9%
Government Obligation - 0.9%
Republic of Colombia
   11.75%, 2/25/20(b)
   (cost $691,418)                               US$         714        922,845
                                                                   ------------
Denmark - 0.3%
Corporate Debt Obligation - 0.3%
Danske Bank A/S
   5.88%, 3/26/15(a)(b)
   (cost $241,652)                               EUR         240        335,668
                                                                   ------------
El Salvador - 0.3%
Government Obligation - 0.3%
Republic of El Salvador
   7.75%, 1/24/23(c)
   (cost $249,136)                               US$         250        280,000
                                                                   ------------
Finland - 4.4%
Government Obligation - 4.4%
Republic of Finland
   5.38%, 7/04/13(b)
   (cost $4,808,690)                             EUR       3,270      4,600,540
                                                                   ------------
France - 9.7%
Corporate Debt Obligation - 0.3%
Legrand Holding SA
   10.50%, 2/15/13(b)                            US$         305        350,750
                                                                   ------------
Government Obligations - 9.4%
Government of France
   3.00%, 7/25/09 TIPS(b)                        EUR       1,027      1,361,367
   4.00%, 10/25/13(b)                                      3,400      4,381,064
   6.50%, 4/25/11 O.A.T.(b)                                2,890      4,188,613
                                                                   ------------
                                                                      9,931,044
                                                                   ------------
Total French Securities
   (cost $10,042,665)                                                10,281,794
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Germany - 3.1%
Corporate Debt Obligations - 0.3%
Kronos International, Inc.
   8.88%, 6/30/09(b)                             EUR         250   $    321,299
                                                                   ------------
Government Obligation - 2.8%
Deutsche Bundesrepublik
   4.00%, 7/04/09(b)                                       2,311      2,956,916
                                                                   ------------
Total German Securities
   (cost $3,327,193)                                                  3,278,215
                                                                   ------------
Greece - 0.1%
Corporate Debt Obligation - 0.1%
Antenna TV, SA
   7.25%, 2/15/15(c)
   (cost $61,750)                                             48         57,325
                                                                   ------------
Ireland - 4.4%
Government Obligation - 4.4%
Republic of Ireland
   5.00%, 4/18/13(b)
   (cost $4,910,234)                                       3,390      4,661,980
                                                                   ------------
Italy - 0.5%
Corporate Debt Obligation - 0.5%
Banca Popolare di Bergamo Capital Trust
   8.36%, 2/15/11(a)(b)
   (cost $307,405)                                           325        483,967
                                                                   ------------
Jamaica - 0.1%
Corporate Debt Obligation - 0.1%
Digicel, Ltd.
   9.25%, 9/01/12(c)
   (cost $100,000)                               US$         100        102,750
                                                                   ------------
Japan - 1.1%
Corporate Debt Obligations - 1.1%
Mizuho Financial Group Cayman, Ltd.
   5.79%, 4/15/14(c)                                         100        104,078
   8.38%, 4/27/09(b)                                         920      1,001,601
Sumitomo Mitsui Banking Corp.
   5.63%, 10/15/15(a)                                        100         99,624
                                                                   ------------
Total Japanese Securities
   (cost $1,175,602)                                                  1,205,303
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Kazakhstan - 1.3%
Corporate Debt Obligation - 1.3%
Kazkommerts International BV
   8.50%, 4/16/13(c)
   (cost $1,273,162)                             US$       1,300   $  1,381,250
                                                                   ------------
Luxembourg - 0.5%
Corporate Debt Obligation - 0.5%
Arcelor Finance SCA
   4.63%, 11/07/14(b)
   (cost $483,587)                               EUR         368        469,786
                                                                   ------------
Mexico - 8.1%
Corporate Debt Obligation - 0.4%
Innova S. de R.L.
   9.38%, 9/19/13(b)                             US$         405        459,189
                                                                   ------------
Government Obligations - 7.7%
Mexican Bonos
   8.00%, 12/07/23(b)                            MXN       9,395        759,839
   9.00%, 12/20/12(b)                                      6,643        614,350
   10.00%, 12/05/24                                        9,237        895,707
United Mexican States
   7.50%, 1/14/12(b)                             US$         250        279,375
   8.00%, 9/24/22(b)                                       3,206      3,855,215
   8.13%, 12/30/19(b)                                        925      1,116,938
   11.38%, 9/15/16(b)                                        406        593,775
                                                                   ------------
                                                                      8,115,199
                                                                   ------------
Total Mexican Securities
   (cost $7,959,268)                                                  8,574,388
                                                                   ------------
Netherlands - 1.8%
Common Stock - 0.1%
Versatel Telecom International NV(b)(d)                   32,931         87,440
                                                                   ------------
Government Obligation - 1.7%
Kingdom of the Netherlands
   3.75%, 7/15/14(b)                             EUR       1,453      1,837,883
                                                                   ------------
Total Dutch Securities
   (cost $1,957,949)                                                  1,925,323
                                                                   ------------
Norway - 3.7%
Government Obligation - 3.7%
Kingdom of Norway
   5.50%, 5/15/09(b)
   (cost $3,908,552)                             NOK      23,404      3,932,267
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Peru - 0.3%
Government Obligations - 0.3%
Republic of Peru
   8.38%, 5/03/16(b)                             US$         113   $    128,255
   8.60%, 8/12/17                                PEN         711        228,344
                                                                   ------------
Total Peruvian Securities
   (cost $332,413)                                                      356,599
                                                                   ------------
Romania - 0.6%
Corporate Debt Obligation - 0.6%
MobiFon Holdings BV
   12.50%, 7/31/10(b)
   (cost $492,040)                               US$         500        605,000
                                                                   ------------
Russia - 8.0%
Corporate Debt Obligations - 0.3%
Aries Vermoegensverwaltungs GmbH
   9.60%, 10/25/14(c)                                        250        320,925
                                                                   ------------
Government Obligations - 7.7%
Russian Federation
   5.00%, 3/31/30(c)(e)                                      450        499,050
   5.00%, 3/31/30(c)(e)                                    4,960      5,500,640
Russian Ministry of Finance
   3.00%, 5/14/08(b)                                       2,195      2,071,641
                                                                   ------------
                                                                      8,071,331
                                                                   ------------
Total Russian Securities
   (cost $5,099,992)                                                  8,392,256
                                                                   ------------
South Africa - 6.3%
Corporate Debt Obligations - 6.2%
Development Bank of Southern Africa
   Zero Coupon, 12/31/27(b)                      ZAR      50,000      1,209,355
European Bank for Reconstruction & Development
   Zero Coupon, 12/31/29(b)                               50,000      1,285,416
Foodcorp, Ltd.
   8.88%, 6/15/12(c)                             EUR         123        155,991
International Bank for Reconstruction &
   Development
   Zero Coupon, 2/17/26(b)                       ZAR      50,000      1,621,601
   Zero Coupon, 12/29/28(c)                              250,000      2,270,394
                                                                   ------------
                                                                      6,542,757
                                                                   ------------
Government Obligation - 0.1%
Republic of South Africa
   13.00%, 8/31/10(b)                                        450         86,184
                                                                   ------------
Total South African Securities
   (cost $5,690,825)                                                  6,628,941
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Spain - 2.7%
Government Obligation - 2.7%
Kingdom of Spain
   5.40%, 7/30/11(b)
   (cost $2,993,976)                             EUR       2,065   $  2,852,143
                                                                   ------------
Turkey - 0.1%
Government Obligations - 0.1%
Republic of Turkey
   11.50%, 1/23/12(b)                            US$          28         35,602
   11.88%, 1/15/30(b)                                         21         29,851
                                                                   ------------
Total Turkish Securities
   (cost $64,873)                                                        65,453
                                                                   ------------
Ukraine - 0.1%
Government Obligations - 0.1%
Government of Ukraine
   6.88%, 3/04/11(c)                                         100        104,750
   11.00%, 3/15/07(c)                                         19         19,601
                                                                   ------------
Total Ukrainian Securities
   (cost $119,395)                                                      124,351
                                                                   ------------
United Kingdom - 4.3%
Corporate Debt Obligations - 4.2%
Allied Domecq Financial Services Plc.
   6.63%, 4/18/11(b)                             GBP          72        132,200
HSBC Capital Funding LP
   4.61%, 6/27/13(c)                             US$         370        354,829
mmO2 Plc.
   6.38%, 1/25/07(b)                             EUR         410        523,775
Rexam Plc.
   6.63%, 3/27/07(b)                                         410        528,077
Royal & Sun Alliance Insurance Group Plc.
   8.95%, 10/15/29(b)                            US$         205        263,989
Royal Bank of Scotland Group Plc.
   7.65%, 9/30/31(b)                                       1,875      2,346,112
Yorkshire Power Finance
   7.25%, 8/04/28(b)                             GBP         145        302,807
                                                                   ------------
                                                                      4,451,789
                                                                   ------------
Preferred Stock - 0.1%
Royal Bank of Scotland Group Plc.
   6.40%, 9/30/09(a)(b)                                    4,700        122,200
                                                                   ------------
Total United Kingdom Securities
   (cost $3,818,326)                                                  4,573,989
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
United States - 41.4%
Corporate Debt Obligations - 11.5%
AK Steel Corp.
   7.88%, 2/15/09(b)                             US$         250   $    241,250
Alabama Power Capital Trust V
   5.50%, 10/01/42(a)                                         50         50,754
Amerada Hess Corp.
   6.65%, 8/15/11(b)                                         149        161,820
   7.13%, 3/15/33(b)                                         301        351,843
AT&T Corp.
   8.00%, 11/15/31(a)                                         91        117,845
Bank of America Corp.
   4.50%, 8/01/10                                            186        184,756
Broder Brothers Co.
   11.25%, 10/15/10(b)                                       595        586,075
Calpine Corp.
   8.50%, 7/15/10(c)                                         235        180,950
Central European Distribution Corp.
   8.00%, 7/25/12(c)                             EUR          59         74,396
Charter Communication Holdings LLC
   11.75%, 5/15/11(b)(f)                         US$         585        421,200
Comcast Corp.
   4.95%, 6/15/16                                            426        415,354
Continental Airlines, Inc.
   6.70%, 6/15/21(b)                                          87         85,798
   7.03%, 6/15/11(b)                                         371        318,680
Cox Communications, Inc.
   7.13%, 10/01/12                                           115        127,064
Crum & Forster Holdings Corp.
   10.38%, 6/15/13(b)                                        240        264,000
Dex Media East LLC
   12.13%, 11/15/12(b)                                       134        159,795
Dex Media West LLC Series B
   9.88%, 8/15/13(b)                                         244        278,160
DPL Capital Trust II
   8.13%, 9/01/31                                             98        122,990
Ford Motor Co.
   7.45%, 7/16/31(b)                                          95         80,546
Ford Motor Credit Co.
   4.95%, 1/15/08(b)                                         100         96,306
   6.63%, 6/16/08                                            115        114,884
General Motors Acceptance Corp.
   6.75%, 12/01/14                                            65         61,222
General Motors Corp.
   7.75%, 3/15/36(b)(f)                                      377        113,100
Genworth Financial, Inc.
   1.60%, 6/20/11(b)                             JPY      22,000        198,199

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Hawaiian Telecom Communications, Inc.
   9.75%, 5/01/13(c)                             US$         150   $    162,000
   12.50%, 5/01/15(c)                                        150        162,563
HCA, Inc.
   7.58%, 9/15/25(b)                                          65         67,780
HLI Operating Co., Inc.
   10.50%, 6/15/10(b)                                        130        130,650
HSBC Finance Corp.
   5.00%, 6/30/15                                             92         91,103
Huntsman International LLC
   10.13%, 7/01/09(b)                                        153        157,973
IBM Corp.
   4.75%, 11/29/12(b)                                        700        703,806
Insight Communications Co., Inc.
   12.25%, 2/15/11(b)(f)                                     350        356,125
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09(b)                                        500        518,125
IPALCO Enterprises, Inc.
   8.38%, 11/14/08(b)                                        150        162,375
Iridium LLC/Capital Corp. Series B
   14.00%, 7/15/05(b)(g)                                   2,000        390,000
JP Morgan Chase & Co.
   5.75%, 1/02/13(b)                                         900        948,656
Liberty Mutual Group
   5.75%, 3/15/14(c)                                         138        136,241
MBNA Corp.
   5.00%, 5/04/10                                             48         48,583
National Waterworks, Inc. Series B
   10.50%, 12/01/12(b)                                       200        234,000
Nextel Partners, Inc.
   12.50%, 11/15/09(b)                                       341        369,133
Paxson Communications Corp.
   12.25%, 1/15/09(b)(f)                                     265        251,750
Pliant Corp.
   13.00%, 6/01/10(b)                                        395        319,950
Qwest Services Corp.
   13.50%, 12/15/10                                          150        172,500
Riviera Holdings Corp.
   11.00%, 6/15/10(b)                                        240        263,400
SBC Communications, Inc.
   6.15%, 9/15/34                                            109        115,857
Six Flags, Inc.
   9.75%, 4/15/13(b)                                         250        244,063
Sprint Capital Corp.
   8.38%, 3/15/12(b)                                         119        141,129
Time Warner Entertainment Co. LP
   8.38%, 3/15/23(b)                                         175        219,272

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
Universal City Development Partners
   11.75%, 4/01/10(b)                            US$         255   $    292,931
Valero Energy Corp.
   6.88%, 4/15/12                                            120        132,676
William Lyon Homes, Inc.
   10.75%, 4/01/13(b)                                        250        276,875
Williams Scotsman, Inc.
   9.88%, 6/01/07(b)                                         240        235,200
Willis Group North America, Inc.
   5.13%, 7/15/10                                             37         36,830
                                                                   ------------
                                                                     12,148,533
                                                                   ------------
Bank Loans - 11.4%
Alderwoods Group, Inc.
   5.08-5.84%, 9/17/09                                       376        380,558
Allegheny Energy Supply Co. LLC
   5.62-5.95%, 2/28/11                                         0            257
Brenntag Group
   5.88%, 2/28/12                                          1,000      1,010,000
Davita, Inc.
   2.25%, 4/30/12                                          1,000      1,015,139
Dex Media West LLC
   4.75-5.33%, 3/09/10                                       810        820,344
Graham Packaging Co. LP
   5.94-6.06%, 9/15/11                                       498        504,755
Kerr-McGee Corp.
   5.79%, 5/15/11                                          1,000      1,016,364
Keystone Automotive Operations, Inc.
   5.03-5.63%, 10/30/09                                      415        417,293
LandSource Communities Development LLC
   5.94%, 7/31/10                                            500        500,625
MGM Holdings II, Inc.
   5.74%, 3/15/12                                          1,000      1,010,000
MultiPlan, Inc.
   6.24%, 3/31/09                                            347        348,307
Owens-Illinois Group, Inc.
   5.19%, 4/08/08                                            131        132,555
PanAmSat Corp.
   5.65%, 7/01/11                                            496        501,085
PGT Industries, Inc.
   6.49-6.68%, 2/28/10                                       462        466,115
Prestige Brands, Inc.
   5.38%, 4/05/11                                            494        497,864
Rainbow National Services LLC
   6.13%, 3/31/12                                            499        502,615
Regal Cinemas Corp.
   5.24%, 10/19/10                                           479        483,389

                                                       Shares or
                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   -------------
Stewart Enterprises
   4.75-5.39%, 11/01/11                          US$         975   $    982,057
VWR International, Inc.
   6.14%, 4/05/11                                            458        462,673
Western Wireless Corp.
   6.34-8.25%, 5/30/11                                       439        440,056
WMG Acquisitions Corp.
   5.29-5.64%, 3/22/11                                       494        497,866
                                                                   ------------
                                                                     11,989,917
                                                                   ------------
U.S. Government and Government Sponsored Agency
   Obligations - 17.9%
Federal National Mortgage Association
   15 YR TBA
   5.50%, 8/01/19                                          3,300      3,366,000
Federal National Mortgage Association
   30 YR TBA
   6.00%, 9/01/34                                          9,800      9,996,000
U.S. Treasury Bonds
   5.38%, 2/15/31(b)                                       2,375      2,698,779
U.S. Treasury Notes
   2.25%, 2/15/07(b)(h)                                    1,910      1,861,503
   4.00%, 2/15/15(b)                                         332        324,387
   4.13%, 5/15/15(b)                                          90         88,861
   4.25%, 8/15/14(b)                                         168        167,639
   4.25%, 11/15/14(b)                                        241        240,275
   4.75%, 5/15/14(b)                                         100        103,492
   4.88%, 2/15/12(b)                                          58         60,329
                                                                   ------------
                                                                     18,907,265
                                                                   ------------
Preferred Stocks - 0.6%
Ford Motor Co. Capital Trust II
   6.50%, 1/15/32(b)                                       7,885        328,883
Hovnanian Enterprises, Inc.
   7.63%, 7/12/10(b)                                       1,525         38,095
Paxson Communications Corp.
   14.25%, 11/15/06(b)                                        39        257,400
XL Capital, Ltd. Class A
   6.50%, 5/15/07(b)                                       2,325         54,405
                                                                   ------------
                                                                        678,783
                                                                   ------------
Total United States Securities
   (cost $43,934,061)                                                43,724,498
                                                                   ------------
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
Deutsche Bank
   3.27%, dated 7/29/05, due 8/01/05 in the
   amount of $1,400,382 (cost $1,400,000;
   collateralized by $1,430,000 FHLB, 4.00%,
   due 2/02/07, value $1,426,432)
                                                           1,400      1,400,000
                                                                   ------------

                                                                   U.S. $ Value
                                                                   ------------
Total Investments - 111.1%
   (cost $110,529,505)                                             $117,292,260
Other assets less liabilities - (11.1%)                             (11,684,671)
                                                                   ------------
NET ASSETS - 100%                                                  $105,607,589
                                                                   ============
FORWARD EXCHANGE CURRENCY CONTRACTS

                                    U.S. $        U.S. $
                      Contract     Value on      Value at      Unrealized
                       Amount    Origination     July 31,     Appreciation/
                        (000)        Date          2005      (Depreciation)
                      --------   -----------   -----------   --------------
Buy Contracts:
Canadian Dollar,
   settling 8/05/05      4,579   $ 3,735,528   $ 3,741,525     $   5,997
Japanese Yen,
   settling 8/08/05    215,498     1,935,749     1,917,890       (17,859)
Mexican Peso,
   settling 8/15/05      6,966       649,278       655,876         6,598
Sale Contracts:
British Pound,
   settling 8/26/05        318       576,859       558,198        18,661
Canadian Dollar,
   settling 8/05/05      4,579     3,684,961     3,741,525       (56,564)
Euro,
   settling 8/18/05     25,646    30,942,109    31,113,919      (171,810)
Japanese Yen,
   settling 8/08/05    239,950     2,146,701     2,135,505        11,196
Mexican Peso,
   settling 8/15/05     19,757     1,836,168     1,860,125       (23,957)
Norwegian Kroner,
   settling 8/31/05     26,171     4,029,130     4,037,410        (8,280)
South African Rand,
   settling 9/22/05     33,218     4,927,223     5,027,638      (100,415)
Swedish Krona
   settling 8/24/05      3,697       477,431       476,528           903

FINANCIAL FUTURES CONTRACTS SOLD

                  Number    Expiration    Original     U.S. $ Value at    Unrealized
     Type       Contracts      Month        Value       July 31, 2005    Appreciation
-------------   ---------   ----------   -----------   ---------------   ------------
U.S. Treasury      292       Sept 2005   $32,802,094     $32,407,438       $394,656
Note 10 yr
Futures

INTEREST RATE SWAP TRANSACTIONS

                                                  Rate Type
                                           ----------------------
                 Notional                  Payments     Payments      Unrealized
     Swap         Amount     Termination    made by   received by    Appreciation/
 Counterparty     (000)          Date      the Fund     the Fund    (Depreciation)
-------------   ----------   -----------   --------   -----------   --------------
Deutsche Banc   MXN 46,500     1/12/07      5.10%*      10.35%         $ 46,610
Deutsche Banc   MXN 46,500     1/12/07      9.90%        5.10%*         (19,480)

* Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos.

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at July 31, 2005.

(b) Positions, or a portion thereof, with an aggregate market value of $68,858,074 have been segregated to collateralize forward exchange currency contracts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005 these securities amounted to $12,747,675 or 12.1% of net assets.

(d)  Non-income producing security.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at July 31, 2005.

(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)  Security is in default and is non-income producing.

(h) A portion of this position, with a market value of $789,433 has been segregated to collateralize margin requirements for the open futures contracts.

     Glossary of Terms:
     FHLB - Federal Home Loan Bank
     TBA - (To Be Assigned) Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
     TIPS - Treasury Inflation Protected Security Currency Abbreviations:
     CAD  - Canadian Dollar
     EUR  - Euro Dollar
     GBP  - Great British Pound
     JPY  - Japanese Yen
     MXN  - Mexican Peso
     NOK  - Norwegian Kroner
     PEN  - Peruvian New Sol
     US$  - United States Dollar
     ZAR  - South African Rand

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
SECURITY TYPE BREAKDOWN*

July 31, 2005 (unaudited)

 44.7% Sovereign Debt Obligations
 22.3% Corporate Debt Obligations
 16.1% U.S. Government and Government Sponsored Agency Obligations 10.2% Bank Loans
  4.4% Supranationals
  1.0% Preferred Stocks
  0.1% Common Stocks
  1.2% Short-Term
-----
100.0% Total Investments
=====

* All data are as of July 31, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -----------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005